Debt and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt and Warrants
10. Debt and Warrants
On July 1, 2020, the Company entered into the Amended and Restated Notes Payable Agreement, increasing the aggregate notes payable amount to $16,500, by allowing for a second tranche in the amount of $10,000, with a maturity date of the third anniversary of the second tranche funding date. The second tranche comprised a Cryptocurrency Note Payable and a U.S. Dollar Note Payable with the following terms. The accounting for the Second Amendment included two separate components which included (1) a change in the fair value of the embedded derivative and (2) a loss on extinguishment of debt.
The Second Tranche Cryptocurrency Note Payable was for an aggregate principal amount not to exceed $2,400 plus any PIK amounts. Interest was payable at variable rates between 7% and 13% per annum, determined based upon the Company’s liquidity ratio, as defined in the agreement. The Company received the proceeds of the Second Tranche Cryptocurrency Note Payable in U.S. Dollars, but was obligated to repay the loan in bitcoin, specifically 238.3 bitcoin, based on the spot rate when the cash was received.
The Second Tranche U.S. Dollar Note Payable was for an aggregate principal amount not to exceed $7,600 plus any PIK amounts and PIK expenses. Interest was payable at a variable rate between 10% and 18% per annum, determined based upon the Company’s liquidity ratio, as defined in the agreement. The Company could elect to borrow under the Second Tranche U.S. Dollar Note Payable even if the aggregate amount of the First Tranche U.S. Dollar Note Payable outstanding is less than the maximum aggregate value of the First Tranche U.S. Dollar Note Payable permitted under the agreement.
The Notes Payable could be prepaid at any time, subject to an early termination fee of 10% of the interest that would have accrued in respect of such prepaid note payable amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Notes Payable may not be reborrowed.
The Company’s obligations under the Notes Payable Agreement were secured by substantially all the Company’s assets.

The Notes Payable Agreement contained several affirmative, negative, reporting, and financial covenants, in each case subject to certain exceptions and materiality thresholds. The minimum interest coverage ratio, commencing with the fiscal quarter ending June 30, 2020 and so long as any note payable balance remains unpaid or outstanding, was to be at least 2.50:1.00. The Company was to also maintain liquidity of more than the lesser of $1,500 or 10% of the aggregate note payable balance.
In connection with the Amended and Restated Notes Payable Agreement, on July 2020, the Company granted the lender a warrant to purchase 10 fully paid and nonassessable Class B Units of the Company at a price per unit of $1.00. The warrant vested immediately and expires on July 30, 2028. The warrant may be net share settled. The warrant is equity classified and recorded at a fair value of $15 in members equity.
In September 2021, the Company entered into the Second Amended and Restated Loan Agreement (the “2nd A&R Loan Agreement”) for an aggregate amount up to $126,746, consisting of a First Tranche Loan of $43,746 and a Second Tranche Loan of $83,000 (collectively the “Loans”), each with a maturity date of September 23, 2025. As part of the First Tranche Loan, the existing Notes Payable, which had an outstanding balance of $33,746, inclusive of accrued interest and the Cryptocurrency Note Payable embedded derivative, were amended and restructured so that the outstanding principal and accrued and unpaid interest in respect to the Cryptocurrency Note Payable were deemed instead to be U.S. dollar denominated. In addition, the First Tranche Loan was amended to provide for an additional $10,000 in funding to enable the Company to pay an initial deposit of $10,000 pursuant to a supply agreement with a vendor (the “Supply Agreement”) (see Note 13 for further details regarding the supply agreement).
The Second Tranche Loans and the related proceeds will be used to purchase Digital Currency Miners and to pay related costs. Interest on the Loans was payable at a fixed rate of 9% per annum and following the date of the first order of Digital Currency Miners under the Supply Agreement (the “Cash Interest Payment Commencement Date”) at a rate between 9% and 11% per annum, determined based upon the Company’s leverage ratio, as defined in the Second Amended and Restated Loan Agreement. The Company had the option to treat loan fees associated with the Second Tranche Loan payable on or prior to the Cash Interest Payment Commencement Date as in-kind.
The Loans could be prepaid at any time, subject to an early termination fee of 15% of the interest that would have been accrued in respect of such prepaid loan amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Loans could not be reborrowed. The 2nd A&R Loan Agreement contained a number of affirmative, negative, reporting, and financial covenants, in each case subject to certain exceptions and materiality thresholds. The Company’s obligations under the 2nd A&R Loan Agreement were secured by substantially all the Company’s assets.
The Company accounted for the 2nd A&R Loan Agreement as a debt modification under GAAP. As such, the Company continued to amortize the remaining unamortized debt discount as of the debt modification date over the term of the Amended and Restated Notes Payable, as the results were deemed not materially different from amortizing the unamortized debt discount over the term of the Modified Loan. The Company did not incur any additional creditor fees to be capitalized and amortized or expensed over the term of the Modified Loan based upon the effective interest rate.
On November 19, 2021 (the “Third Amendment Closing Date”), the Company entered into the Third Amended and Restated Credit Agreement (the “3rd A&R Loan Agreement”) for an aggregate amount up to $535,375, consisting of (i) First Tranche Loans outstanding under the 2nd A&R Loan Agreement in an aggregate principal amount equal to $44,375 and an additional First Tranche Loan on or about the Closing Date of $2,000; (ii) a Second Tranche Loan of $89,000; (iii) a Third Tranche Loan of $200,000 and; (iv) a Fourth Tranche Loan of $200,000 (collectively the “Third Amendment Loans”), each with a maturity date of September 23, 2025. The proceeds of the initial Second Tranche Draw will be used to purchase components of Digital Currency Miners and related assets and fund operations under an agreement with the lender (the “Hosting Agreement”). Under the Hosting Agreement, in exchange for the Company building and managing bitcoin mining sites (the “hosted bitcoin mining sites”) and mining bitcoin from the hosted bitcoin mining sites, the lender will receive the bitcoin mined, less a hosting fee paid back to the Company. The proceeds of the subsequent Second Tranche Loan will be net of an $8,000 origination fee and the proceeds will be used to pay related costs including ODM packaging expenses. The proceeds of the Third and Fourth Tranche Loans will be used to purchase digital currency miners and related assets and with respect to no more than 25% of the aggregate initial principal borrowings under the tranches, to fund the Company’s working capital needs and other general corporate expenses. Interest on the additional First Tranche Loan and Second Tranche Loan is payable at a fixed rate equal to 7% per annum and will be payable
“in-kind”
until the Cash Interest Payment Commencement Date, as defined in the 3rd A&R Loan Agreement. At that time, the
“paid-in-kind”
amounts will be deemed principal of the related Tranche. Interest on the Fourth Tranche Loan is payable at a fixed rate of 15% per annum. Interest on all other Loans will be payable at either 9% or 11%, determined based upon the Company’s leverage ratio, as defined in the 3rd A&R Loan Agreement.
The loans under the 3rd A&R Loan Agreement may be prepaid at any time, subject to an early termination fee of (a) with respect to the First Tranche Loans, Second Tranche Loans and Third Tranche Loans, 15% of the interest payable that would have been accrued in respect of the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date and (b) with respect to the Fourth Tranche Loans, either (i) to the extent the payment is made on or prior to the first anniversary of the date of borrowing or (ii) to the extent the payment is made after the first anniversary of the date of borrowing and on or prior to the second anniversary of the date of borrowing, 30% of the interest that would have been accrued with respect to the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date or (iii) otherwise 15% of the interest payable that would have been accrued with respect to the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Third Amendment Loan may not be reborrowed. The 3rd A&R Loan Agreement contains affirmative, negative, reporting, and financial covenants, which are subject to certain exceptions and materiality thresholds. The Company’s obligations under the 3rd A&R Loan Agreement are secured by substantially all the Company’s assets.
In connection with the 3rd A&R Loan Agreement, the Company will issue to the lender the right to receive warrants (the “Supplemental Warrants”), exercisable for shares of Common Stock, subject to certain conditions set forth in the Third Amendment. The total number of Supplemental Warrants to be issued shall be based upon the total borrowings under the Second, Third, and Fourth Tranches of the Third Amendment Loans, such that the number of Supplemental Warrants to be issued to the lender when added to the number of shares of Common Stock to be received by the lender at the closing of the Merger in exchange for its existing warrants will range from 1.85% to 3% of the fully diluted equity of ADEX immediately following the closing of the Merger (after taking into account all stockholder redemptions), or 2.25% if the Company fails to draw down any of these tranches. The Company will execute and deliver the Supplemental Warrants upon the earliest of (i) the consummation of a SPAC transaction, (ii) September 30, 2022 (provided that if consummation of a SPAC transaction shall be pending as of September 30, 2022 subject only to approval of governmental authorities, such date shall be automatically extended until the date such approval is rendered or denied), and (iii) the repayment or acceleration of the Loans. The Supplemental Warrants will have a strike price if a SPAC transaction will have occurred equal to $10.00, or otherwise, consistent with the Company’s most recent valuation under ASC 820 at the time of execution and delivery of the Supplemental Warrant agreement. Up to 75% of the Supplemental Warrants shall be freely transferrable other than to Disqualified Institutions, as defined in the Third Amendment, and any remainder will be freely transferrable to lenders and their affiliates. The Supplemental Warrants will be on commercially reasonable terms satisfactory to the lender. As of the date of the 3rd A&R Loan Agreement, the Company has an obligation to issue the Supplemental Warrants in the future. Since the number of Supplemental Warrants to be issued varies depending upon the amount of the related debt that is drawn down, the Company has accounted for and classified the Supplemental Warrants as liabilities.
Under the 3rd A&R Loan Agreement, there is a fee equal to $8,000 (“Origination Fee”) that was earned upon the Third Amendment Closing Date and due upon the earliest of the (i) funding of the subsequent Second Tranche, (ii) the initial funding of the Third Tranche, (iii) the initial funding of the Fourth Tranche, and (iv) the Termination Date. The Origination Fee may be paid in cash or, as applicable, at the Company’s election, net funded from the proceeds of the Second Tranche draw and/or Third Tranche draw. Since the Origination Fee essentially represents an incremental lender fee and is earned upon the Third Amendment Closing Date, it has been included in the total loss on extinguishment of debt. As the Origination Fee was not yet payable, a corresponding lender fee payable was recorded on the consolidated balance sheet as of December 31, 2021. The Company did not incur any additional creditor fees nor fees paid to third parties related to the 3rd A&R Loan Agreement.
The Company accounted for the 3rd A&R Loan Agreement as a debt extinguishment under ASC
470-50,
resulting in a loss on extinguishment of debt of $19,824, which included discounts associated with the previous debt and associated warrants of $8, the fair value of the Supplemental Warrants calculated utilizing the Black Scholes valuation method of $29,234, and the Origination Fee of $8,000 less a debt discount of $17,418 on the 3rd A&R Loan Agreement debt to record it at fair value. The Company is accreting the debt discount on the 3rd A&R Loan Agreement debt to non-cash
interest expense using the effective interest rate method, over the term of the related debt.
On May 2, 2022, the Company drew down an additional $6,000 under the 3rd A&R Loan Agreement. The proceeds of this draw were to purchase components of Digital Currency Miners and related assets and fund operations under an agreement with the lender (the “Hosting Agreement”). Interest on this debt is due monthly at 7%, payable monthly, and the amount is due upon maturity of the debt.
On June 8, 2022, the Company drew down $1,531 under the note for the payment for miner chip agreement. This amount was paid directly to the supplier upon execution of the purchase orders and the Company recorded this amount as additional debt per the agreement. Interest on this debt is due monthly at 11%, payable monthly, and the amount is due upon maturity of the debt.
The Company is required to always ensure the Mined Currency on deposit in a Mined Currency Account, each as defined in the 3rd A&R Loan Agreement, with the lender is greater than or equal to a value equal to 50% of all Mined Currency, excluding amounts used for operating expenses of the Company in the ordinary course of business or other purposes consented to in writing. As of September 30, 2023 and 2022, the Company had 0.02 BTC and 1.46 BTC, respectively, deposited within its Mined Currency Account with the lender, which are included in cryptocurrencies on the accompanying consolidated balance sheets.
On June 9 and 11, 2022, the Company received letters from Blockchain Access UK Ltd. (“Blockchain”) asserting that the Company was in default of its obligations under the 3rd A&R Loan Agreement and purporting to cancel Blockchain’s commitments under the 3rd A&R Loan Agreement and accelerate the Company’s indebtedness thereunder.
On October 9, 2022, the Company entered into the Fourth Amended and Restated Credit Agreement (the “4th A&R Loan Agreement”) with Blockchain. Pursuant to the 4th A&R Loan Agreement, the loan has a principal of $57,433 and will mature on September 23, 2025. Interest will be payable in kind at the Applicable Rate (10%) until the Cash Interest Payment Commencement Date. There are no covenant arrangements, except for monthly and quarterly reporting.
Pursuant to the 4th A&R Loan Agreement, the debt was recorded at fair value. The difference between the fair value and the stated principal amount will be accreted to interest expense over the term of the debt and recorded as debt discount on the consolidated balance sheet, netted against notes payable.
In connection with the 4th A&R Loan Agreement, GRIID Holdco LLC issued a warrant (the “Blockchain Warrant”) to an affiliate of Blockchain exercisable for 1,377,778 Class B Units of GRIID Holdco LLC with a strike price of $0.01, which number of Class B Units will be adjusted immediately prior to the closing of the merger transaction such that the number of Class B Units, when exchanged for merger consideration, will be equal to 10% of the issued and outstanding common stock of GRIID Infrastructure Inc. immediately following the closing of the merger. While the Blockchain Warrant provides for GRIID Holdco LLC Class B units to be issued if the merger transaction is not completed, management believes that the probability of not completing the merger transaction is de minimis, and as a result, has performed this analysis only assuming that the Blockchain Warrant will convert into GRIID Infrastructure Inc. common shares.
The Company accounted for the 4th A&R Loan Agreement as a debt extinguishment under ASC
470-50.
This transaction resulted in a loss on extinguishment of debt of $51,079 and recognition of a warrant liability of $49,421 on October 9th. The 4th A&R Loan Agreement provides for a restructured senior secured term loan (the “Loan”) in the amount of $57,433, which represents the outstanding obligations under the 3rd A&R Loan Agreement after giving effect to the 4th A&R Loan Agreement. Blockchain does not have any commitment to extend additional credit to the Company under the 4th A&R Loan Agreement. The Company used the enterprise value method to determine the fair value of the Loan and calculate the debt extinguishment.
In connection with the entry into the 4th A&R Loan Agreement, Blockchain waived any potential defaults under the 3rd A&R Loan Agreement.
In the third and fourth quarters of 2022 and first three quarters of 2023, the Company completed private placements (the “bridge financings”) with certain accredited investors pursuant to which the Company issued promissory notes in the aggregate principal face amount of $12,348 (the “promissory notes”) and a recognition of warrant liability of $22,353. The promissory notes have an interest rate of 15.0% per annum and effective interest rate of 22.5%. Subject to mandatory or optional repayment of the promissory notes, the outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon, is due after one year of commencement (the “maturity date”). In the event that New GRIID issues shares of its common stock to GEM Yield Bahamas Limited (“GYBL”) pursuant to that certain share purchase agreement (the “Share Purchase Agreement”), dated as of September 9, 2022, among GYBL, GEM Global Yield LLC SCS (the “Purchaser”), ADEX and the Company prior to the maturity date, the proceeds from such issuance must be used prepay the then outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon. In the third quarter 2023, the Company recorded an $806 adjustment related to the recording of accrued interest of these bridge loan placements, increasing interest expense, of which $400 was an out of period error. The Company determined that this adjustment was not material to any of the prior periods impacted.
The promissory notes contain certain events of default, including, without limitation, non-payment,
breaches of certain covenants of the Company, bankruptcy, and insolvency of the Company, or if the Company commences dissolution proceedings or otherwise ceases operations of its business. If an event of default occurs, the promissory notes may become due and payable. In connection with the bridge financings, the Company entered into warrant purchase agreements with each of the accredited investors pursuant to which the Company issued to such accredited investors warrants to purchase an aggregate of 1.40% of the issued and outstanding units of the Company on a fully-diluted basis at an exercise price of $0.01 per unit, provided, however, that if the effective time occurs on or prior to the maturity date, the warrants issued under the warrant purchase agreement shall be automatically converted into Class B Units of the Company immediately prior to the effective time and then shall be subsequently exchanged for merger consideration (i.e. shares of common stock of New GRIID) equal to an aggregate of 2.51% of the issued and outstanding shares of common stock of New GRIID, on a fully diluted basis after giving effect to the merger, at an exercise price of $0.01 per share. The holders of the warrants may exercise the warrants through a cashless exercise, in whole or in part. The exercise price of the warrants will be adjusted and the number of shares of common stock or units to be issued upon exercise of the warrants will be adjusted upon the occurrence of, among other things, stock or unit splits or the merger or sale of the Company, or reclassification of New GRIID’s or GRIID’s capital. The warrants will expire on the five-year anniversary of date of issuance and are classified as a liability on the balance sheet.
In the third quarter 2023, two of the bridge financing loans were modified to extend the term of the loans an additional six months. The modifications were accounted for as a troubled debt restructuring under ASC 470-60 and accounted for on a prospective basis with interest expense for future periods to be computed by the interest method, using an effective interest rate. No gain or loss was recognized and no interest forgiven on the modifications noted.

For the nine months ended September 30, 2023 and 2022, the Company recognized total interest expense related to the Notes Payable and Tranche Loans of $
21,029
and $
22,711
, respectively, which included amortization of the debt discount associated with the aforementioned warrants and supplemental warrants of $
9,851
and $
3,517
, respectively.
Aggregate annual future maturities of the Loans as of September 30, 2023 are as follows:

Year	Total
Remainder of 2023	$2,053
2024	10,295
2025	57,433
2026	—

Total	$69,781
Less: Unamortized debt discount	(14,923)
Plus: Capitalized interest	5,645

Total U.S. dollar notes payable, net	$60,503

11. Debt and Warrants
On July 1, 2020, the Company entered into the Amended and Restated Notes Payable Agreement, increasing the aggregate notes payable amount to $16,500, by allowing for a second tranche in the amount of $10,000, with a maturity date of the third anniversary of the second tranche funding date. The second tranche comprised a Cryptocurrency Note Payable and a U.S. Dollar Note Payable with the following terms.
The accounting for the Second Amendment included two separate components which included (1) a change in the fair value of the embedded derivative and (2) a loss on extinguishment of debt.
The Second Tranche Cryptocurrency Note Payable was for an aggregate principal amount not to exceed $2,400 plus any PIK amounts. Interest was payable at variable rates between 7% and 13% per annum, determined based upon the Company’s liquidity ratio, as defined in the agreement. The Company received the proceeds of the Second Tranche Cryptocurrency Note Payable in U.S. Dollars, but was obligated to repay the loan in bitcoin, specifically 238.3 bitcoin, based on the spot rate when the cash was received.
The Second Tranche U.S. Dollar Note Payable was for an aggregate principal amount not to exceed $7,600 plus any PIK amounts and PIK expenses. Interest was payable at a variable rate between 10% and 18% per annum, determined based upon the Company’s liquidity ratio, as defined in the agreement. The Company could elect to borrow under the Second Tranche U.S. Dollar Note Payable even if the aggregate amount of the First Tranche U.S. Dollar Note Payable outstanding is less than the maximum aggregate value of the First Tranche U.S. Dollar Note Payable permitted under the agreement.
The Notes Payable could be prepaid at any time, subject to an early termination fee of 10% of the interest that would have accrued in respect of such prepaid note payable amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Notes Payable may not be reborrowed.
The Company’s obligations under the Notes Payable Agreement were secured by substantially all the Company’s assets.
The Notes Payable Agreement contained several affirmative, negative, reporting, and financial covenants, in each case subject to certain exceptions and materiality thresholds. The minimum interest coverage ratio, commencing with the fiscal quarter ending June 30, 2020 and so long as any note payable balance remains unpaid or outstanding, was to be at least 2.50:1.00. The Company was to also maintain liquidity of more than the lesser of $1,500 or 10% of the aggregate note payable balance.
In connection with the Amended and Restated Notes Payable Agreement, on July 2020, the Company granted the lender a warrant to purchase 10 fully paid and nonassessable Class B Units of the Company at a price per unit of $1.00. The warrant vested immediately and expires on July 30, 2028. The warrant may be net share settled. The warrant is equity classified and recorded at a fair value of $15 in members equity.
In September 2021, the Company entered into the Second Amended and Restated Loan Agreement (the “
2
nd
 A&R Loan Agreement
”) for an aggregate amount up to $126,746, consisting of a First Tranche Loan of

$43,746 and a Second Tranche Loan of $83,000 (collectively the “Loans”), each with a maturity date of September 23, 2025. As part of the First Tranche Loan, the existing Notes Payable, which had an outstanding balance of $33,746, inclusive of accrued interest and the Cryptocurrency Note Payable embedded derivative, were amended and restructured so that the outstanding principal and accrued and unpaid interest in respect to the Cryptocurrency Note Payable were deemed instead to be U.S. dollar denominated. In addition, the First Tranche Loan was amended to provide for an additional $10,000 in funding to enable the Company to pay an initial deposit of $10,000 pursuant to a supply agreement with a vendor (the “Supply Agreement”) (see Note 14 for further details regarding the supply agreement).
The Second Tranche Loans and the related proceeds will be used to purchase Digital Currency Miners and to pay related costs. Interest on the Loans was payable at a fixed rate of 9% per annum and following the date of the first order of Digital Currency Miners under the Supply Agreement (the “Cash Interest Payment Commencement Date”) at a rate between 9% and 11% per annum, determined based upon the Company’s leverage ratio, as defined in the Second Amended and Restated Loan Agreement. The Company had the option to treat loan fees associated with the Second Tranche Loan payable on or prior to the Cash Interest Payment Commencement Date as in-kind.
The Loans could be prepaid at any time, subject to an early termination fee of 15% of the interest that would have been accrued in respect of such prepaid loan amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Loans could not be reborrowed. The 2nd A&R Loan Agreement contained a number of affirmative, negative, reporting, and financial covenants, in each case subject to certain exceptions and materiality thresholds. The Company’s obligations under the 2nd A&R Loan Agreement were secured by substantially all the Company’s assets.
The Company accounted for the 2nd A&R Loan Agreement as a debt modification under GAAP. As such, the Company continued to amortize the remaining unamortized debt discount as of the debt modification date over the term of the Amended and Restated Notes Payable, as the results were deemed not materially different from amortizing the unamortized debt discount over the term of the Modified Loan. The Company did not incur any additional creditor fees to be capitalized and amortized or expensed
over the term of the Modified Loan based upon the effective interest rate.
On November 19, 2021 (the “Third Amendment Closing Date”), the Company entered into the Third Amended and Restated Credit Agreement (the “3 rd
A&R Loan Agreement”) for an aggregate amount up to $535,375, consisting of (i) First Tranche Loans outstanding under the 2 nd
A&R Loan Agreement in an aggregate principal amount equal to $44,375 and an additional First Tranche Loan on or about the Closing Date of $2,000; (ii) a Second Tranche Loan of $89,000; (iii) a Third Tranche Loan of $200,000 and; (iv) a Fourth Tranche Loan of $200,000 (collectively the “Third Amendment Loans”), each with a maturity date of September 23, 2025. The proceeds of the initial Second Tranche Draw will be used to purchase components of Digital Currency Miners and related assets and fund operations under an agreement with the lender (the “Hosting Agreement”). Under the Hosting Agreement, in exchange for the Company building and managing bitcoin mining sites (the “hosted bitcoin mining sites”) and also mining bitcoin from the hosted bitcoin mining sites, the lender will receive the bitcoin mined, less a hosting fee paid back to the Company. The proceeds of the subsequent Second Tranche Loan will be net of an $8,000 origination fee and the proceeds will be used to pay related costs including ODM packaging expenses. The proceeds of the Third and Fourth Tranche Loans will be used to purchase digital currency miners and related assets and with respect to no more than 25% of the aggregate initial principal borrowings under the tranches, to fund the Company’s working capital needs and other general corporate expenses. Interest on the additional First Tranche Loan and Second Tranche Loan is payable at a fixed rate equal to 7% per annum and will be payable
“in-kind”
until the Cash Interest Payment Commencement Date, as defined in the 3 rd
A&R Loan Agreement. At that time, the
“paid-in-kind”
amounts will be deemed principal of the related Tranche. Interest on the Fourth Tranche Loan is payable at a fixed rate of 15% per annum. Interest on all other Loans will be payable at either 9% or 11%, determined based upon the Company’s leverage ratio, as defined in the 3 rd
A&R Loan Agreement.
The loans under the 3rd A&R Loan Agreement may be prepaid at any time, subject to an early termination fee of (a) with respect to the First Tranche Loans, Second Tranche Loans and Third Tranche Loans, 15% of the interest payable that would have been accrued in respect of the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date and (b) with respect to the Fourth Tranche Loans, either (i) to the extent the payment is made on or prior to the first anniversary of the date of borrowing or (ii) to the extent the payment is made after the first anniversary of the date of borrowing and on or prior to the second anniversary of the date of borrowing, 30% of the interest that would have been accrued with respect to the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date or (iii) otherwise 15% of the interest payable that would have been accrued with respect to the prepaid Third Amendment Loan amount for the period from the date of the prepayment until the maturity date. Amounts repaid under the Third Amendment Loan may not be reborrowed. The 3 rd
A&R Loan Agreement contains affirmative, negative, reporting, and financial covenants, which are subject to certain exceptions and materiality thresholds. The Company’s obligations under the 3 rd
A&R Loan Agreement are secured by substantially all the Company’s assets.
In connection with the 3rd A&R Loan Agreement, the Company will issue to the lender, the right to receive warrants (the “Supplemental Warrants”), exercisable for shares of Common Stock, subject to certain conditions set forth in the Third Amendment. The total number of Supplemental Warrants to be issued shall be based upon the total borrowings under the Second, Third, and Fourth Tranches of the Third Amendment Loans, such that the number of Supplemental Warrants to be issued to the lender when added to the number of shares of Common Stock to be received by the lender at the closing of the Merger in exchange for its existing warrants will range from 1.85% to 3% of the fully diluted equity of ADEX immediately following the closing of the Merger (after taking into account all stockholder redemptions), or 2.25% if the Company fails to draw down any of these tranches. The Company will execute and deliver the Supplemental Warrants upon the earliest of (i) the consummation of a SPAC transaction, (ii) September 30, 2022 (provided that if consummation of a SPAC transaction shall be pending as of September 30, 2022 subject only to approval of governmental authorities, such date shall be automatically extended until the date such approval is rendered or denied), and (iii) the repayment or acceleration of the Loans. The Company notes that as the consummation of a SPAC transaction remained pending as of December 31, 2022 subject only to approval of governmental authorities, the date has been extended until the date such approval is rendered or denied. The Supplemental Warrants will have a strike price if a SPAC transaction will have occurred equal to $10.00, or otherwise, consistent with the Company’s most recent 409A valuation at the time of execution and delivery of the Supplemental Warrant agreement. Up to 75% of the Supplemental Warrants shall be freely transferrable other than to Disqualified Institutions, as defined in the Third Amendment, and any remainder will be freely transferrable to lenders and their affiliates. The Supplemental Warrants will be on commercially reasonable terms satisfactory to the lender. As of the date of the 3rd A&R Loan Agreement, the Company has an obligation to issue the Supplemental Warrants in the future. Since the number of Supplemental Warrants to be issued varies depending upon the amount of the related debt that is drawn down, the Company has accounted for and classified the Supplemental Warrants as liabilities.
Under the 3rd A&R Loan Agreement, there is a fee equal to $8,000 (“Origination Fee”) that was earned upon the Third Amendment Closing Date and due upon the earliest of the (i) funding of the subsequent Second Tranche, (ii) the initial funding of the Third Tranche, (iii) the initial funding of the Fourth Tranche, and (iv) the Termination Date. The Origination Fee may be paid in cash or, as applicable, at the Company’s election, net funded from the proceeds of the Second Tranche draw and/or Third Tranche draw.
The Company accounted for the 3rd A&R Loan Agreement as a debt extinguishment under ASC
470-50,
resulting in a loss on extinguishment of debt of $19,824, which included discounts associated with the previous debt and associated warrants of $8, the fair value of the Supplemental Warrants calculated utilizing the Black Scholes valuation method of $29,234, and the Origination Fee of $8,000 less a debt discount of $17,418 on the 3rd A&R Loan Agreement debt to record it at fair value. The Company is accreting the debt discount on the 3rd A&R Loan Agreement debt to non-cash interest expense using the effective interest rate method, over the term of the related debt. As of December 31, 2022, the unamortized debt discount amounted to $0.
Since the Origination Fee essentially represents an incremental lender fee and is earned upon the Third Amendment Closing Date, it has been included in the total loss on extinguishment of debt. As the Origination

Fee was not yet payable, a corresponding lender fee payable was recorded on the consolidated balance sheet as of December 31, 2021. The Company did not incur any additional creditor fees nor fees paid to third parties related to the 3rd A&R Loan Agreement.
On May 2, 2022, the Company drew down an additional $6,000 under the 3 rd
A&R Loan Agreement. The proceeds of this draw were to purchase components of Digital Currency Miners and related assets and fund operations under an agreement with the lender (the “Hosting Agreement”). Interest on this debt is due monthly at 7%, payable monthly, and the amount is due upon maturity of the debt.
On June 8, 2022, the Company drew down $1,531 under the note for the payment for miner chip agreement (see Note 15). This amount was paid directly to the supplier upon execution of the purchase orders and the Company recorded this amount as additional debt per the agreement. Interest on this debt is due monthly at 11%, payable monthly, and the amount is due upon maturity of the debt.
The Company is required to always ensure the Mined Currency on deposit in a Mined Currency Account, each as defined in the 3 rd
A&R Loan Agreement, with the lender is greater than or equal to a value equal to 50% of all Mined Currency, excluding amounts used for operating expenses of the Company in the ordinary course of business or other purposes consented to in writing. As of December 31, 2022 and 2021, the Company had 3.067 BTC and 238.818 BTC, respectively, deposited within its Mined Currency Account with the lender and are included in cryptocurrencies on the accompanying consolidated balance sheets.
On June 9 and 11, 2022, the Company received letters from Blockchain Access UK Ltd. (“Blockchain”) asserting that the Company was in default of its obligations under the 3 rd
A&R Loan Agreement and purporting to cancel Blockchain’s commitments under the 3 rd
A&R Loan Agreement and accelerate the Company’s indebtedness thereunder.
On October 9, 2022, the Company entered into the Fourth Amended and Restated Credit Agreement (the “4
th
A&R Loan Agreement”) with Blockchain. Pursuant to the 4
th
A&R Loan Agreement, the loan has a principal of $57,433 and will mature on September 23, 2025. Interest will be payable in kind at the Applicable Rate (10%) until the Cash Interest Payment Commencement Date. There are no covenant arrangements, except for monthly and quarterly reporting.
Pursuant to the 4
th
A&R Loan Agreement, the debt was recorded at fair value. The difference between the fair value and the stated principal amount will be accreted to interest expense over the term of the debt and recorded as debt discount on the consolidated balance sheet.
In connection with the 4
th
A&R Loan Agreement, GRIID Holdco LLC issued a warrant (the “Blockchain Warrant”) to an affiliate of Blockchain exercisable for 1,377,778 Class B Units of GRIID Holdco LLC with a strike price of $0.01, which number of Class B Units will be adjusted immediately prior to the closing of the merger transaction such that the number of Class B Units, when exchanged for merger consideration, will be equal to 10% of the issued and outstanding common stock of GRIID Infrastructure Inc. immediately following the closing of the merger. While the Blockchain Warrant provides for GRIID Holdco LLC Class B units to be issued if the merger transaction is not completed, management believes that the probability of not completing the merger transaction is de minimis, and as a result, has performed this analysis only assuming that the Blockchain Warrant will convert into GRIID Infrastructure Inc. common shares.
The Company accounted for the 4
th
A&R Loan Agreement as a debt extinguishment under ASC 470-50. This transaction resulted in a loss on extinguishment of debt of $51,079 and recognition of a warrant liability of $49,421 on October 9th. The 4 th
A&R Loan Agreement provides for a restructured senior secured term loan (the “Loan”) in the amount of $57,433, which represents the outstanding obligations under the 3 rd
A&R Loan Agreement after giving effect to the 4
th
A&R Loan Agreement. Blockchain does not have any commitment to extend additional credit to the Company under the 4 th
A&R Loan Agreement. The Company used the enterprise value method to determine the fair value of the Loan and calculate the debt extinguishment.

In connection with the entry into the 4
th
A&R Loan Agreement, Blockchain waived any potential defaults under the 3 rd
A&R Loan Agreement.
In the third and fourth quarters of 2022, the Company completed private placements (the “bridge financings”) with certain accredited investors pursuant to which the Company issued promissory notes in the aggregate principal face amount of $4,553 (the “promissory notes”) and a recognition of warrant liability of $7,712. The promissory notes have an interest rate of 15.0% per annum and effective interest rate of 22.5%. Subject to mandatory or optional repayment of the promissory notes, the outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon, is due after one year of commencement (the “maturity date”). In the event that New GRIID issues shares of its common stock to GEM Yield Bahamas Limited (“GYBL”) pursuant to that certain share purchase agreement (the “Share Purchase Agreement”), dated as of September 9, 2022, among GYBL, GEM Global Yield LLC SCS (the “Purchaser”), ADEX and the Company prior to the maturity date, the proceeds from such issuance must be used prepay the then outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon.
The promissory notes contain certain events of default, including, without limitation, non-payment,
breaches of certain covenants of the Company, bankruptcy and insolvency of the Company, or if the Company commences dissolution proceedings or otherwise ceases operations of its business. If an event of default occurs, the promissory notes may become due and payable.
In connection with the bridge financings, the Company entered into warrant purchase agreements with each of the accredited investors. Pursuant to the terms of the warrant purchase agreements, (i) if the effective time occurs on or prior to the maturity date, New GRIID will issue to such accredited investors warrants to purchase an aggregate of 0.5625% of the issued and outstanding shares of common stock of New GRIID, on a fully diluted basis after giving effect to the merger, at an exercise price of $0.01 per share, or (ii) if the effective time does not occur on or prior to the maturity date or if the merger agreement is terminated, following the Company obtaining a 409A valuation, the Company will issue to such accredited investors warrants to purchase an aggregate of 2.25% of the issued and outstanding units of the Company on a fully diluted basis, at an exercise price of $0.01 per unit. The holders of the warrants may exercise the warrants through a cashless exercise, in whole or in part. The exercise price of the warrants will be adjusted and the number of shares of common stock or units to be issued upon exercise of the warrants will be adjusted upon the occurrence of, among other things, stock or units splits or the merger or sale of the Company, or reclassification of New GRIID’s or GRIID’s capital. The warrants will expire on the five-year anniversary of date of issuance and are classified as a liability on the balance sheet.
For the year ended December 31, 2022 and 2021, the Company recognized total interest expense related to the Notes Payable and Tranche Loans of $5,721 and $4,138, respectively, which included amortization of the debt discount associated with the aforementioned warrants and supplemental warrants of $8,605 and $47, respectively.
Aggregate annual future maturities of the Loans as of December 31, 2022 are as follows:

Year	Total
2023	$4,303
2024	250
2025	58,773
2026	—
Total	$63,326
Less: Unamortized debt discount	(16,977)
Plus: Capitalized interest	—

Total U.S. dollar notes payable, net	$46,349